Intangible Assets (Tables)	6 Months Ended
Jun. 30, 2019
INTANGIBLE ASSETS [Abstract]
Intangible Assets
	Cost	Accumulated Amortization	Net Book Value
Favorable lease terms December 31, 2017	$83,716	$(75,636)	$8,080
Additions	—	(3,748)	(3,748)

Favorable lease terms December 31, 2018	$83,716	$(79,384)	$4,332
Additions	—	(583)	(583)

Favorable lease terms June 30, 2019	$83,716	$(79,967)	$3,749

Amortization of Favorable Lease Terms
	Three Month Period Ended		Six Month Period Ended
	June 30, 2019	June 30, 2018	June 30, 2019	June 30, 2018
Favorable lease terms	$(291)	$(1,016)	$(583)	$(2,032)

Total	$(291)	$(1,016)	$(583)	$(2,032)

Aggregate Amortizations of Intangible Assets
Year	Amount
2020	1,166
2021	1,166
2022	1,166
2023 and thereafter	251

Total	$3,749